Investments in Associates - Summary of Changes in Investments in Associates Accounted for Using Equity Method (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Beginning balance	$ 0
Additions	64,689
Share of net (loss)/income	(1,473)	$ (50)
Interest income	(110)
Ending balance	$ 63,106	0
Agripharm Corp. | Shares
Disclosure Of Significant Investments In Associates [Line Items]
Participating	40.00%
Beginning balance	$ 0
Additions	38,711
Share of net (loss)/income	(232)
Interest income	0
Ending balance	$ 38,479	0
TerrAscend Corp | Shares
Disclosure Of Significant Investments In Associates [Line Items]
Participating	24.00%
Beginning balance	$ 0
Additions	16,978
Share of net (loss)/income	(66)
Interest income	0
Ending balance	$ 16,912	0
Radicle Medical Marijuana Inc | Convertible Debenture
Disclosure Of Significant Investments In Associates [Line Items]
Participating	23.80%
Beginning balance	$ 0
Additions	5,000
Share of net (loss)/income	(136)
Interest income	(110)
Ending balance	$ 4,754	0
Canopy Health Innovations Inc. | Shares
Disclosure Of Significant Investments In Associates [Line Items]
Participating	43.00%
Beginning balance	$ 0
Additions	4,000
Share of net (loss)/income	(1,039)
Interest income	0
Ending balance	$ 2,961	0
Bedrocan Brasil S.A. | Shares
Disclosure Of Significant Investments In Associates [Line Items]
Participating	39.80%
Beginning balance	$ 0
Additions	0
Share of net (loss)/income	0
Interest income	0
Ending balance	$ 0	0
Entourage Phytolab S.A. | Shares
Disclosure Of Significant Investments In Associates [Line Items]
Participating	40.00%
Beginning balance	$ 0
Additions	0
Share of net (loss)/income	0
Interest income	0
Ending balance	$ 0	$ 0